Interest income (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Interest income
Detail of main interest and similar income items
The detail of the main interest and similar income items earned in 2021, 2020 and 2019 is as follows:

EUR million
	2021	2020	2019
Loans and advances, central banks	476	431	1,314
Loans and advances, credit institutions	916	894	1,785
Debt instruments	5,724	5,022	6,378
Loans and advances, customers	38,649	38,788	46,180
Other interest	698	606	1,128
	46,463	45,741	56,785